Risk management, funding and liquidity risk and market risk - Expected maturity of financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Assets
Cash and balances with central banks	$ 102,522	$ 105,257
Collateral paid	4,535	6,216
Trading securities and financial assets measured at FVIS	30,507	24,332
Derivative financial instruments	21,343	41,283
Investment securities	75,326	76,465
Loans (net of provisions)	773,254	739,647
Other financial assets	6,219	5,626
Investments in associates	33	37
Assets held for sale		75
All other assets	16,035	15,260
Total assets	1,029,774	1,014,198
Liabilities
Collateral received	3,525	6,371
Deposits and other borrowings	688,168	659,129
Other financial liabilities	44,870	56,360
Derivative financial instruments	24,647	39,568
Debt issues	156,573	144,868
Liabilities held for sale		32
All other liabilities	6,276	6,107
Total liabilities excluding loan capital	924,059	912,435
Loan capital	33,176	31,254
Total liabilities	957,235	943,689
Net assets/(liabilities)	72,539	70,509
Within 1 year
Assets
Cash and balances with central banks	102,522	105,257
Collateral paid	4,535	6,216
Trading securities and financial assets measured at FVIS	25,046	18,421
Derivative financial instruments	18,633	22,977
Investment securities	17,221	21,023
Loans (net of provisions)	92,419	84,450
Other financial assets	6,219	5,626
Assets held for sale		75
All other assets	901	588
Total assets	267,496	264,633
Liabilities
Collateral received	3,525	6,371
Deposits and other borrowings	679,903	652,582
Other financial liabilities	42,050	41,038
Derivative financial instruments	19,737	21,546
Debt issues	53,854	50,926
Liabilities held for sale		32
All other liabilities	3,090	2,513
Total liabilities excluding loan capital	802,159	775,008
Loan capital	2,770	1,143
Total liabilities	804,929	776,151
Net assets/(liabilities)	(537,433)	(511,518)
Over 1 year
Assets
Trading securities and financial assets measured at FVIS	5,461	5,911
Derivative financial instruments	2,710	18,306
Investment securities	58,105	55,442
Loans (net of provisions)	680,835	655,197
Investments in associates	33	37
All other assets	15,134	14,672
Total assets	762,278	749,565
Liabilities
Deposits and other borrowings	8,265	6,547
Other financial liabilities	2,820	15,322
Derivative financial instruments	4,910	18,022
Debt issues	102,719	93,942
All other liabilities	3,186	3,594
Total liabilities excluding loan capital	121,900	137,427
Loan capital	30,406	30,111
Total liabilities	152,306	167,538
Net assets/(liabilities)	609,972	582,027
Parent Entity
Assets
Cash and balances with central banks	93,466	95,182
Collateral paid	4,505	6,179
Trading securities and financial assets measured at FVIS	27,987	22,417
Derivative financial instruments	21,038	41,127
Investment securities	67,508	70,176
Loans (net of provisions)	678,021	651,717
Other financial assets	5,812	5,228
Due from subsidiaries	53,644	54,185
Investment in subsidiaries	8,019	9,790
Investments in associates	33	33
All other assets	13,727	13,227
Total assets	973,760	969,261
Liabilities
Collateral received	3,243	6,299
Deposits and other borrowings	610,357	586,745
Other financial liabilities	38,780	52,352
Derivative financial instruments	24,574	39,458
Debt issues	134,957	122,339
Due to subsidiaries	55,663	58,343
All other liabilities	5,327	5,208
Total liabilities excluding loan capital	872,901	870,744
Loan capital	32,085	30,734
Total liabilities	904,986	901,478
Net assets/(liabilities)	68,774	67,783
Parent Entity | Within 1 year
Assets
Cash and balances with central banks	93,466	95,182
Collateral paid	4,505	6,179
Trading securities and financial assets measured at FVIS	23,447	17,234
Derivative financial instruments	18,500	21,987
Investment securities	14,226	19,199
Loans (net of provisions)	68,391	63,526
Other financial assets	5,812	5,228
Due from subsidiaries	10,031	14,477
All other assets	781	535
Total assets	239,159	243,547
Liabilities
Collateral received	3,243	6,299
Deposits and other borrowings	603,816	581,577
Other financial liabilities	38,736	40,439
Derivative financial instruments	19,722	21,258
Debt issues	47,176	43,742
Due to subsidiaries	14,748	21,525
All other liabilities	2,464	1,983
Total liabilities excluding loan capital	729,905	716,823
Loan capital	2,770	1,143
Total liabilities	732,675	717,966
Net assets/(liabilities)	(493,516)	(474,419)
Parent Entity | Over 1 year
Assets
Trading securities and financial assets measured at FVIS	4,540	5,183
Derivative financial instruments	2,538	19,140
Investment securities	53,282	50,977
Loans (net of provisions)	609,630	588,191
Due from subsidiaries	43,613	39,708
Investment in subsidiaries	8,019	9,790
Investments in associates	33	33
All other assets	12,946	12,692
Total assets	734,601	725,714
Liabilities
Deposits and other borrowings	6,541	5,168
Other financial liabilities	44	11,913
Derivative financial instruments	4,852	18,200
Debt issues	87,781	78,597
Due to subsidiaries	40,915	36,818
All other liabilities	2,863	3,225
Total liabilities excluding loan capital	142,996	153,921
Loan capital	29,315	29,591
Total liabilities	172,311	183,512
Net assets/(liabilities)	$ 562,290	$ 542,202